POSTRETIREMENT BENEFITS (Details 5) - Other Postretirement Benefit Plans, Defined Benefit	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Assumed healthcare cost trend rates [Abstract]
Healthcare cost trend rate assumed for next year (in hundredths)	8.50%	8.50%
Rate that the cost trend rate gradually declines to (in hundredths)	5.00%	5.00%
Year that the rate reaches the ultimate rate	2022	2021